                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    November 12, 2001
    __________________           _______________  _________________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $295,957,000

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



































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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                       September 30, 2001
  COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                                                MARKET    SHRS
                      TITLE                     VALUE     OR       SH/ PUT   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP       (X1000)   PRN AMT  PRN CALL  DISCRETION     MGRS    SOLE    SHARED    NONE
--------------        --------      -----       -------   ------   --------  ----------     ----    ----------------------
Alpharma Inc.        Common Stock   020813101   $8,963     311,200             Sole               132,900             178,300
Arizona Land Income  Common Stock   040515108     $481      97,350             Sole               28,900               68,450
Avaya Inc.           Common Stock   053499109   $2,954     298,400             Sole               116,761             181,639
Belden, Inc.         Common Stock   077459105   $3,200     170,200             Sole               67,000              103,200
Callaway Golf Co.    Common Stock   131193104   $2,816     220,000             Sole               87,400              132,600
Caremark Rx Inc.     Common Stock   141705103   $9,461     567,200             Sole               227,700             339,500
Checkpoint Systems
  Inc.               Common Stock   162825103   $2,040     186,600             Sole               74,300              112,300
Chemed Corp          Common Stock   163596109   $5,512     191,400             Sole               74,950              116,450
Citizens Banking
  Corp.              Common Stock   174420109   $1,973      61,500             Sole               23,600               37,900
Columbian Rope Co.   Common Stock   198684102     $798       6,940             Sole                                     6,940
Constellation
  Brands             Common Stock   21036P108  $13,465     323,200             Sole               129,900             193,300
Covanta Energy
  Corp.              Common Stock   22281N103  $10,166     870,364             Sole               345,200             525,164
Crown City Plating
  Co                 Common Stock   228237103     $359      35,500             Sole                                    35,500
Crown Pacific
  Partners           Common Stock   228439105   $2,201     338,600             Sole               131,400             207,200
Del Monte Foods      Common Stock   24522P103   $7,776   1,009,900             Sole               380,600             629,300
Delta & Pine
  Land Co.           Common Stock   247357106   $7,785     458,500             Sole               188,700             269,800
Dover Downs Entmnt   Common Stock   260086103   $2,095     169,200             Sole               72,500               96,700
EDO Corp.            Common Stock   281347104   $3,919     136,300             Sole               57,100               79,200
El Paso Electric     Common Stock   283677854  $12,567     955,700             Sole               395,000             560,700
Electro Rent Corp.   Common Stock   285218103   $3,298     261,500             Sole               99,000              162,500
FMC Corp.            Common Stock   302491303   $7,390     150,850             Sole               61,350               89,500
FMC Technologies
  Inc.               Common Stock   30249U101     $788      68,200             Sole               20,200               48,000
First City Liq
  Trust Cert         Common Stock   33762E108   $6,765     491,997             Sole               183,392             308,605
Furniture Brands
  Intl               Common Stock   360921100   $3,434     176,300             Sole               70,700              105,600
GP Strategies        Common Stock   36225V104   $3,487     882,800             Sole               380,100             502,700
Gables Residential   Common Stock   362418105   $3,529     115,100             Sole               40,700               74,400





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Gentiva Health
  Services           Common Stock   37247A102   $3,121     173,300             Sole               70,100              103,200
Handleman Co.        Common Stock   410252100   $4,262     304,400             Sole               125,200             179,200
Heidrich &
  Struggles          Common Stock   422819102   $4,756     333,300             Sole               124,000             209,300
Hollinger Int'l      Common Stock   435569108   $9,298     885,500             Sole               357,700             527,800
Hudson United
  Bancorp            Common Stock   444165104   $1,828      65,900             Sole               27,300               38,600
Ikon Office
  Solutions          Common Stock   451713101   $3,474     450,000             Sole               180,400             269,600
Jack in the Box      Common Stock   466367109  $11,160     398,560             Sole               157,960             240,600
KB Home              Common Stock   48666K109  $11,080     390,000             Sole               157,600             232,400
Korn Ferry Intl.     Common Stock   500643200     $893     108,200             Sole               34,100               74,100
Lancaster Colony
  Corp.              Common Stock   513847103  $10,112     361,000             Sole               141,600             219,400
Lone Star
  Steakhouse         Common Stock   542307103   $2,684     248,505             Sole               86,005              162,500
Macerich Co.         Common Stock   554382101   $3,965     179,400             Sole               68,600              110,800
Oxford Health
  Plans              Common Stock   691471106  $14,147     498,150             Sole               196,150             302,000
Pittston Brink's
  Grp.               Common Stock   725701106   $5,338     294,900             Sole               117,200             177,700
Playtex              Common Stock   72813P100   $9,733     958,900             Sole               361,300             597,600
Pure Resources
  Inc.               Common Stock   74622E102   $3,565     223,500             Sole               92,000              131,500
SPDR Trust Series 1  Common Stock   78462F103     $209       2,000             Sole                                     2,000
Sky Financial Group  Common Stock   83080p103   $1,656      83,200             Sole               31,900               51,300
Speedway Motorsports Common Stock   847788106  $12,438     625,650             Sole               248,550             377,100
Spherion Corp.       Common Stock   848420105   $1,899     263,700             Sole               96,800              166,900
Station Casinos Inc. Common Stock   857689103   $5,945     707,700             Sole               298,400             409,300
Suiza Foods          Common Stock   865077101  $10,497     166,250             Sole               66,450               99,800
Sunoco, Inc.         Common Stock   86764P109   $7,059     198,300             Sole               76,100              122,200
Taubman Centers Inc. Common Stock   876664103   $3,729     298,300             Sole               113,000             185,300
Timberland           Common Stock   887100105   $3,152     116,300             Sole               45,800               70,500
Trizec Hahn Corp.    Common Stock   896938107   $8,022     445,400             Sole               174,300             271,100
Unisource Energy     Common Stock   909205106     $428      30,600             Sole                                    30,600
Viad Corp.           Common Stock   92552R109  $10,589     552,100             Sole               218,100             334,000
Wellsford Real
  Prpts.             Common Stock   950240200   $3,696     192,500             Sole               72,400              120,100
                                              $295,957












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